Cash generated from operations (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash generated from operations
Profit/(loss) before income tax	¥ 152,364,000	¥ (233,972,000)	¥ (53,169,000)
Adjustments for:
Finance income	(388,000)	(322,000)	(868,000)
Finance costs	24,293,000	9,244,000	6,581,000
Amortisation of intangible assets (Note 14)	3,336,000	2,395,000	2,267,000
Depreciation of property, plant and equipment (Note 11)	78,163,000	27,306,000	25,522,000
Depreciation of investment properties (Note 13)	2,335,000	2,439,000	1,322,000
Loss on write off of property, plant and equipment (Note 11)	1,715,000	80,000	559,000
Share of (profits)/losses of investments accounted for using the equity method	1,738,000	(1,730,000)	1,415,000
Fair value (gain)/loss of convertible redeemable preferred shares	(136,656,000)	226,248,000	85,461,000
Fair value loss of convertible note	5,193,000	9,152,000	1,283,000
Fair value loss of exchangeable note liabilities	(45,274,000)	56,925,000	38,307,000
Fair value loss of derivative financial instrument	(301,000)	301,000
Share-based compensation expenses	47,788,000
Written-off of assets/liabilities held for sale	2,070,000
Goodwill impairment	1,405,000
Gain on disposal of associate	(14,251,000)	(3,996,000)
Gain on disposal of subsidiaries (Note 31)	(3,040,000)	191,000	(1,737,000)
Total before changes in working capital	120,490,000	94,261,000	106,943,000
Changes in working capital:
Inventories	(3,037,000)	3,395,000	(10,969,000)
Trade receivables	1,376,000	(824,000)	(4,174,000)
Other receivables, deposits and prepayments	(11,742,000)	(35,842,000)	(1,851,000)
Balances with related parties		(25,092,000)	(10,408,000)
Trade payables	(1,567,000)	(2,196,000)	2,708,000
Accruals, other payables and provisions	(4,521,000)	(3,807,000)	13,018,000
Contract liabilities	(304,000)	(31,000)	2,524,000
Cash flow from operating activities	¥ 100,695,000	¥ 29,864,000	¥ 97,791,000